Finance Costs (Tables)	12 Months Ended
Jun. 30, 2018
Analysis of income and expense [abstract]
Disclosure of Finance Costs

	US dollar
Figures in million	2018	2017	2016

Financial liabilities

Borrowings	18	8	12

Total finance costs from financial liabilities	18	8	12

Non-financial liabilities

Post-retirement benefits	1	1	1
Time value of money component of silicosis provision	6	—	—
Time value of money and inflation component of rehabilitation costs	15	13	11

Total finance costs from non-financial liabilities	22	14	12

Total finance costs before interest capitalised	40	22	24
Interest capitalised (a)	(14)	(5)	(5)

Total finance costs	26	17	19

(a)    The capitalisation rate used to determine capitalised borrowing costs is:

	2018	2017	2016
	%	%	%

Capitalisation rate	10.5%	4.2%	10.5%